Consolidated Balance Sheets (Parenthetical) ¥ in Millions, $ in Millions	Dec. 31, 2025 CNY (¥) shares	Dec. 31, 2024 CNY (¥) shares
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries	¥ 306,072	¥ 299,521
Ordinary shares, shares authorized (in shares)	100,000,000,000	100,000,000,000
Class A ordinary shares
Ordinary shares, shares issued (in shares)	2,496,519,005	2,865,069,999
Ordinary shares, shares outstanding (in shares)	2,426,347,757	2,587,296,615
Class B ordinary shares
Ordinary shares, shares issued (in shares)	321,776,028	322,483,772
Ordinary shares, shares outstanding (in shares)	315,499,494	316,136,640
Consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries
Current liabilities, consolidated VIEs and VIEs' subsidiaries without recourse to the primary beneficiaries | ¥	¥ 36,482	¥ 42,197